Acquisition of Jiantou Xinyuan (Details)	12 Months Ended				2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Sep. 30, 2009 Zhengzhou Jiantou Xinyuan United Real Estate Co., Ltd. [Member]	Dec. 31, 2010 Jiantou Xinyuan [Member] USD ($)	Oct. 31, 2010 Jiantou Xinyuan [Member] USD ($)	Dec. 31, 2012 Jiantou Xinyuan [Member] USD ($)	Dec. 31, 2011 Jiantou Xinyuan [Member] USD ($)	Dec. 31, 2010 Jiantou Xinyuan [Member] USD ($)	Nov. 01, 2010 Jiantou Xinyuan [Member] USD ($)	Nov. 01, 2010 Jiantou Xinyuan [Member] CNY	Sep. 30, 2009 Jiantou Xinyuan [Member]	Sep. 30, 2009 Jiantou Xinyuan [Member] Zhengzhou General Construction Investment Company [Member]	Sep. 30, 2009 Jiantou Xinyuan [Member] Zhengzhou Jiantou Project Consulting Co., Ltd. [Member]
Business Acquisition [Line Items]
Percentage of equity interest acquired										55.00%	55.00%
Equity interest held by partners				48.00%									50.00%	5.00%
Ownership percentage prior to acquisition												45.00%
Equity interest in a real estate industry company				52.00%
Gain on the remeasurement			$ 2,352,607						$ 2,400,000
Cash consideration										4,362,647	29,200,000
Fair value of 48% non-controlling interest of Jiantou Xinyuan United Real Estate Co., Ltd.										382,008
Fair value of 45% equity interests of Xinyuan Jiantou owned by the Company										3,569,438
Debt assumed										13,904,255
Total purchase consideration										22,218,348
Net identifiable assets acquired:
Cash and cash equivalents										13,744,581
Trade accounts receivables										1,634,674
Real estate property development completed										708,388
Real estate property under development										66,888,076
Other currents assets										11,239,770
Other assets										184,736
Current liabilities										(67,393,903)
Deferred tax liabilities										(4,787,974)
Net assets acquired										22,218,348
Net income/(loss) of investee						(336,010)
Share of income in an equity investee			226,579			226,579
Pro forma information:
Revenue					3,113,794
Cost of revenue					4,634,247
Gross loss					(1,520,453)
Net loss					(684,406)
Unaudited pro forma consolidated financial information
Revenue									496,133,731
Cost of revenue									371,259,719
Gross profit									124,874,012
Operating expenses									35,006,046
Net income									47,057,512
Earnings per diluted shares									$ 0.31
Losses excluded from income							$ 0	$ 0	$ 651,594